Segment information - Revenue from external customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 125,564	$ 53,518
Sales Revenue, Net | The Cool Pool | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 83,959	$ 39,444
Concentration Risk, Percentage	74.00%	90.00%
Sales Revenue, Net | Perenco and SNH | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 18,577	$ 0
Concentration Risk, Percentage	16.00%	0.00%
Sales Revenue, Net | An Energy and Logistics Company | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 4,579	$ 4,579
Concentration Risk, Percentage	4.00%	10.00%